UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              | |; Amendment Number: ____

This  Amendment  (Check  only  one):  | | is a restatement
                                      | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York            August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        49

Form 13F Information Table Value Total:        $101,996
                                               (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010
ITEM 1:                       ITEM 2:          ITEM 3:     ITEM 4:         ITEM 5:        ITEM 6:   ITEM 7:         ITEM 8:

                              TITLE            CIP         MKT VALUE   SHARE/  SH/ PUT/   INVSMT    OTHR       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         NUMBER      (x1000)     PRN AMT PRN CALL   DSCRTN    MGRS    SOLE   SHARED  NONE
--------------                --------         ------      --------    ------- --- ----   ------    ----    ----   ------  ----
3M CO                         COM              88579Y101     1,269      16,059 SH          SOLE     NONE                     16,059
ALTRIA GROUP INC              COM              02209S103     2,712     135,334 SH          SOLE     NONE                    135,334
AT&T INC                      COM              00206R102     3,380     139,710 SH          SOLE     NONE                    139,710
BELO CORP                     COM SER A        080555105       114      20,000 SH          SOLE     NONE                     20,000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108     1,080           9 SH          SOLE     NONE                          9
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702     2,984      37,450 SH          SOLE     NONE                     37,450
BRIGGS & STRATTON CORP        COM              109043109       247      14,496 SH          SOLE     NONE                     14,496
CARNIVAL CORP                 PAIRED CTF       143658300     2,035      67,297 SH          SOLE     NONE                     67,297
CATERPILLAR INC DEL           COM              149123101     2,935      48,863 SH          SOLE     NONE                     48,863
CHEVRON CORP NEW              COM              166764100     3,219      47,434 SH          SOLE     NONE                     47,434
CHUBB CORP                    COM              171232101     3,912      78,234 SH          SOLE     NONE                     78,234
CISCO SYS INC                 COM              17275R102       859      40,308 SH          SOLE     NONE                     40,308
COCA COLA CO                  COM              191216100     1,151      22,957 SH          SOLE     NONE                     22,957
CONOCOPHILLIPS                COM              20825C104       900      18,333 SH          SOLE     NONE                     18,333
COVIDIEN PLC                  SHS              G2554F105     3,256      81,037 SH          SOLE     NONE                     81,037
DEERE & CO                    COM              244199105     3,686      66,200 SH          SOLE     NONE                     66,200
DEVON ENERGY CORP NEW         COM              25179M103       853      14,000 SH          SOLE     NONE                     14,000
DOVER CORP                    COM              260003108     2,313      55,356 SH          SOLE     NONE                     55,356
EMERSON ELEC CO               COM              291011104       217       4,978 SH          SOLE     NONE                      4,978
EXXON MOBIL CORP              COM              30231G102     9,926     173,923 SH          SOLE     NONE                    173,923
GENERAL ELECTRIC CO           COM              369604103       863      59,842 SH          SOLE     NONE                     59,842
INTERNATIONAL BUSINESS MACHS  COM              459200101     1,043       8,450 SH          SOLE     NONE                      8,450
ISHARES TR INDEX              MSCI EAFE IDX    464287465     1,492      32,085 SH          SOLE     NONE                     32,085
ISHARES TR MSCI EMERG         MSCI EMERG MKT   464287234     1,467      39,300 SH          SOLE     NONE                     39,300
JPMORGAN CHASE & CO           COM              46625H100     3,153      86,119 SH          SOLE     NONE                     86,119
JOHNSON & JOHNSON             COM              478160104     3,201      54,193 SH          SOLE     NONE                     54,193
KRAFT FOODS INC               CL A             50075N104     2,198      78,487 SH          SOLE     NONE                     78,487
LOEWS CORP                    COM              540424108     3,513     105,450 SH          SOLE     NONE                    105,450
MERCK & CO INC NEW            COM              58933Y105     1,516      43,351 SH          SOLE     NONE                     43,351
MICROSOFT CORP                COM              594918104       584      25,360 SH          SOLE     NONE                     25,360
MONSANTO CO NEW               COM              61166W101     1,967      42,551 SH          SOLE     NONE                     42,551
NORFOLK SOUTHERN CORP         COM              655844108     1,443      27,200 SH          SOLE     NONE                     27,200
NORTHERN TR CORP              COM              665859104       701      15,000 SH          SOLE     NONE                     15,000
PEPSICO INC                   COM              713448108       759      12,460 SH          SOLE     NONE                     12,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408     1,184      34,500 SH          SOLE     NONE                     34,500
PFIZER INC                    COM              717081103       424      29,725 SH          SOLE     NONE                     29,725
PHILIP MORRIS INTL INC        COM              718172109     4,028      87,866 SH          SOLE     NONE                     87,866
POTASH CORP SASK INC          COM              73755L107     4,975      57,689 SH          SOLE     NONE                     57,689
PROCTER & GAMBLE CO           COM              742718109     5,169      86,175 SH          SOLE     NONE                     86,175
QUALCOMM INC                  COM              747525103       443      13,500 SH          SOLE     NONE                     13,500
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206     2,156      42,927 SH          SOLE     NONE                     42,927
SALESFORCE COM INC            COM              79466L302       383       4,458 SH          SOLE     NONE                      4,458
SCHLUMBERGER LTD              COM              806857108     2,969      53,646 SH          SOLE     NONE                     53,646
SIGMA ALDRICH CORP            COM              826552101     5,609     112,559 SH          SOLE     NONE                    112,559
TYCO INTERNATIONAL LTD        SHS              H89128104     2,234      63,412 SH          SOLE     NONE                     63,412
UNITED TECHNOLOGIES CORP      COM              913017109       286       4,400 SH          SOLE     NONE                      4,400
VERIZON COMMUNICATIONS INC    COM              92343V104       417      14,866 SH          SOLE     NONE                     14,866
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209       343      16,583 SH          SOLE     NONE                     16,583
WELLS FARGO & CO NEW          COM              949746101       432      16,894 SH          SOLE     NONE                     16,894



SK 00146 0001 1123816